Intangible Assets and Goodwill (Changes in intangible assets and goodwill) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Including Goodwill) [Abstract]
Goodwill	$ 1,200,000	$ 1,200,000